Offerings - Offering: 1	Apr. 17, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.600% Notes due 2032
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99672
Maximum Aggregate Offering Price	$ 850,476,258
Fee Rate	0.01531%
Amount of Registration Fee	$ 130,207.92
Offering Note
(1)	The maximum aggregate offering price is based on the April 14, 2025 euro/U.S. dollar exchange rate of €1.00=$1.1377 as published by the European Central Bank.